Related Party Transactions - Summary Of Related Parties And Nature Of Relationship (Details)	6 Months Ended
Jun. 30, 2023
Hainan Huiliu Tianxia Network Technology Co., Ltd.("Hainan Huiliu")
Related Party Transactions
Relationship with the company	Entity controlled by a principle shareholder
Shenyang Bokai Network Technology Co., Ltd. ("Shenyang Bokai")
Related Party Transactions
Relationship with the company	Entity controlled by management